Basis of Presentation of the Consolidated Financial Statements - Impact of Adopting IFRS 9 (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss determined in accordance with IFRS 9	€ (221)